Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common Stock	Treasury shares	Additional Paid-in Capital	Accumulated other comprehensive (loss) income	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2020	$ 1,286,718		$ 587	$ (86,239)	$ 416,609	$ (9,744)	$ 938,395	$ 1,259,608	$ 27,110
Beginning Balances (in shares) at Dec. 31, 2020			58,740,919	(8,245,130)
Issuance of preferred shares, net of offering expenses	144,511	$ 150,000			(5,489)			144,511
Issuance of preferred shares, net of offering expenses (in shares)		6,000
Restricted share units vested			$ 1		(1)
Restricted share units vested (in shares)			65,505
Exercise of share options	3,924		$ 2		3,922			3,924
Exercise of share options (in shares)			234,225
Purchase of treasury shares	$ (29,193)			$ (29,193)				(29,193)
Purchase of treasury shares (in shares)	(1,161,900)			(1,161,900)
Share-based compensation expense	$ 2,716				2,716			2,716
Purchase of noncontrolling interest	(20,088)				7,022			7,022	$ (27,110)
Preferred shares dividends declared	(1,808)						(1,808)	(1,808)
Net income	138,091						138,091	138,091
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(204)					(204)		(204)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	2,491					2,491		2,491
Foreign currency translation adjustments	(41)					(41)		(41)
Income tax benefit related to items of other comprehensive loss	67					67		67
Total comprehensive income	2,313
Ending Balances at Jun. 30, 2021	1,527,184	$ 150,000	$ 590	$ (115,432)	424,779	(7,431)	1,074,678	1,527,184
Ending Balances (in shares) at Jun. 30, 2021		6,000	59,040,649	(9,407,030)
Beginning Balances at Dec. 31, 2021	1,781,254	$ 300,000	$ 595	$ (158,459)	428,945	9,750	1,200,423	1,781,254
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Restricted share units vested (in shares)			34,047
Exercise of share options	3,979		$ 2		3,977			3,979
Exercise of share options (in shares)			148,704
Purchase of treasury shares	$ (81,603)			$ (81,603)				(81,603)
Purchase of treasury shares (in shares)	(2,375,508)			(2,375,508)
Share-based compensation expense	$ 3,498				3,498			3,498
Preferred shares dividends declared	(9,938)						(9,938)	(9,938)
Dividends declared to common shareholders	(23,858)						(23,858)	(23,858)
Net income	161,233						161,233	161,233
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	89,100					89,100		89,100
Reclassification of realized loss on derivative instruments designated as cash flow hedges	4,295					4,295		4,295
Foreign currency translation adjustments	(236)					(236)		(236)
Income tax benefit related to items of other comprehensive loss	(922)					(922)		(922)
Total comprehensive income	92,237
Ending Balances at Jun. 30, 2022	$ 1,926,802	$ 300,000	$ 597	$ (240,062)	$ 436,420	$ 101,987	$ 1,327,860	$ 1,926,802
Ending Balances (in shares) at Jun. 30, 2022		12,000	59,686,461	(13,047,363)